CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 871,517	$ 257,872
Prepaid expenses	657,555	1,125,255
Total current assets	1,529,072	1,383,127
Investments held in Trust Account	817,227,602	816,985,533
Total assets	818,756,674	818,368,660
Current liabilities:
Accounts payable and accrued offering costs	6,563,787	383,164
Advances from related party	4,222	373,517
Note payable - Sponsor	5,800,000	1,500,000
Total current liabilities	12,368,009	2,256,681
Derivative warrant liabilities	32,170,529	74,642,310
Deferred underwriting compensation	28,588,350	28,588,350
Total liabilities	73,126,888	105,487,341
Commitments and contingencies (Note 7)
Temporary Equity:
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at approximately $10.00 per share) as of September 30, 2021 and December 31, 2020		816,810,000
Shareholders' equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(71,181,235)	(103,929,702)
Total stockholders' deficit	(71,180,214)	(103,928,681)
Total liabilities and shareholders' equity	818,756,674	818,368,660
Class A Ordinary Shares
Temporary Equity:
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at approximately $10.00 per share) as of September 30, 2021 and December 31, 2020	816,810,000
Class A Ordinary Shares Subject to Redemption
Temporary Equity:
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at approximately $10.00 per share) as of September 30, 2021 and December 31, 2020	816,810,000	816,810,000
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	$ 1,021	$ 1,021